Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000097448 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097448 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097448 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097448 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097448 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097448 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097448 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097448 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097448 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097448 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097448 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097448 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097448 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000097448 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097450 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097450 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097450 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097450 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097450 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097450 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097450 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097450 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097450 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097450 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097450 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097450 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097450 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097450 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097450 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097450 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097450 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097450 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097450 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097450 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097450 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097450 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000097450 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097454 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097454 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097454 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097454 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097454 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097454 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097454 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097454 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097454 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097454 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097454 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097454 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097454 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097454 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000097454 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158971 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000158971 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000158971 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000158971 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158971 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158971 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158971 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158971 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158971 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158971 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000158971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000158971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000158971 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158971 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000158971 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158971 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158971 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158971 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000158971 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097456 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097456 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097456 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097456 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097456 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097456 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097456 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097456 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097456 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097456 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097456 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097456 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000097456 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097456 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000097456 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000097456 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097456 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097456 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097456 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097456 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097456 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000097456 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097402 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000097402 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097402 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097402 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097402 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097402 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097402 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097402 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097402 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097402 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097402 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097402 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097402 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097402 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097402 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097402 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097402 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000097402 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097402 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097402 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097402 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097402 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000097402 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097402 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097402 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097402 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097402 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097404 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000097404 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097404 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097404 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097404 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097404 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097404 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097404 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097404 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097404 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097404 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097404 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097404 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097404 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097404 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097404 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000097404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000097404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097404 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158967 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158967 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158967 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158967 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158967 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158967 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158967 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158967 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158967 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158967 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158967 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158967 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158967 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000158967 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158967 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158967 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000158967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000158967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000158967 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000158967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000158967 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158967 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000158967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158967 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097409 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000097409 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097409 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097409 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097409 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097409 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097409 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097409 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097409 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097409 | FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097409 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000097409 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097409 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097409 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097409 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097409 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000097409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097409 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000097409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000097409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000097409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097409 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097409 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097419 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097419 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097419 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097419 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097419 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097419 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097419 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097419 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097419 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097419 | FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000097419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000097419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097419 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097419 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000097419 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097421 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097421 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097421 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097421 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097421 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097421 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097421 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097421 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097421 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097421 | FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000097421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000097421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097421 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097421 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097421 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000097421 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097427 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097427 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097427 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097427 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097427 | FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097427 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097427 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097427 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097427 | FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097427 | FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000097427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000097427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000097427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000097427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000097427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000097427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000097427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097427 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097427 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000097427 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097331 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097331 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097331 | FR_BAX7TF5M8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_15131YAR6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | FR_22526WAU2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097331 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097331 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097331 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000097331 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097331 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097331 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097333 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097333 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097333 | FR_BAX7TF5M8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_15131YAR6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | FR_22526WAU2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097333 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097333 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097333 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000097333 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097333 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097333 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097337 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097337 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097337 | FR_BAX7TF5M8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_15131YAR6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | FR_22526WAU2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097337 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097337 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097337 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000097337 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097337 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097337 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158965 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158965 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000158965 | FR_BAX7TF5M8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_15131YAR6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | FR_22526WAU2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158965 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158965 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158965 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000158965 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158965 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158965 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097339 | FR_BAXF54350
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097339 | FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_74345HAJ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_45674PAS3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_BAXE6HPC4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_BAXDA2BC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000097339 | FR_BAX7TF5M8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_15131YAR6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | FR_22526WAU2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097339 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097339 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097339 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000097339 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097339 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097339 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000097525 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000097525 | 0.0569947227627438741121276180
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097525 | 0.1442712650978365639158299876
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000097525 | 0.002130438273960307668649921
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097525 | 0.0620381893860487053546135302
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097525 | 0.2894537884254468655587373102
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000097525 | 0.1760715148895563005760759161
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000097525 | 0.0988393812394288327142018261
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097525 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097525 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097525 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097525 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000097525 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097525 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097525 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097525 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097525 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097525 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097531 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000097531 | 0.0569947227627438741121276180
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097531 | 0.1442712650978365639158299876
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000097531 | 0.002130438273960307668649921
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097531 | 0.0620381893860487053546135302
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000097531 | 0.2894537884254468655587373102
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000097531 | 0.1760715148895563005760759161
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000097531 | 0.0988393812394288327142018261
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000097531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000097531 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000097531 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097531 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097531 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097531 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000097531 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097531 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097531 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097531 | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097531 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097531 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097531 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097531 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097531 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097504 | FR_313313SP4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097504 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097504 | FR_313385UM6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097504 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313385SQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313385SS6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313385UZ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097504 | FR_313385UC8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097504 | FR_313385SR8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097504 | FR_313385SX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097504 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000097504 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000097504 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097504 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097509 | FR_313313SP4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097509 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097509 | FR_313385UM6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097509 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313385SQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313385SS6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313385UZ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097509 | FR_313385UC8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097509 | FR_313385SR8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097509 | FR_313385SX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097509 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000097509 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000097509 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097509 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173885 | FR_313313SP4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173885 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173885 | FR_313385UM6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173885 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313385SQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313385SS6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313385UZ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173885 | FR_313385UC8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173885 | FR_313385SR8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173885 | FR_313385SX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173885 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000173885 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000173885 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000173885 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097511 | FR_313313SP4
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097511 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097511 | FR_313385UM6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097511 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313385SQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313385SS6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313385UZ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097511 | FR_313385UC8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097511 | FR_313385SR8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097511 | FR_313385SX5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097511 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000097511 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000097511 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097511 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097410 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097410 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097410 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097410 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097410 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097410 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097410 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097410 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097410 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097410 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000097410 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097412 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097412 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097412 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097412 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097412 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097412 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097412 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097412 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097412 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097412 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000097412 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253699 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253699 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253699 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253699 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253699 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253699 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253699 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253699 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253699 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253699 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000253699 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122757 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122757 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122757 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122757 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122757 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122757 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122757 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122757 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122757 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122757 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000122757 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097417 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097417 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097417 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097417 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097417 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097417 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097417 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097417 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097417 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097417 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000097417 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097418 | FR_BAXE2ENM5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097418 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097418 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000097418 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097418 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097418 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097418 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097418 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097418 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097418 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000097418 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097521 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097521 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097521 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097521 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097521 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097521 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097521 | FR_60374VDV2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097521 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097521 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097521 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000097523 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097523 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097523 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097523 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097523 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097523 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097523 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097523 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097523 | FR_60374VDV2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097523 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097523 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097523 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000136871 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136871 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136871 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136871 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136871 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000136871 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136871 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136871 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136871 | FR_60374VDV2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136871 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136871 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136871 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000177153 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000177153 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177153 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177153 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177153 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177153 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000177153 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177153 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000177153 | FR_60374VDV2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177153 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000177153 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177153 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000097524 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097524 | FR_56516TBU8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097524 | FR_778102V67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097524 | FR_105007NC8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097524 | FR_60416JGG9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097524 | FR_169727BD5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000097524 | FR_860758TC5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097524 | FR_60412AE82
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097524 | FR_60374VDV2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097524 | FR_620637Z76
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097524 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097524 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000097580 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097580 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097580 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097580 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097580 | FR_375558BF9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097580 | FR_674599ED3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097580 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097580 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097580 | FR_87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097580 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097580 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097580 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000097580 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097582 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097582 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097582 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097582 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097582 | FR_375558BF9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097582 | FR_674599ED3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097582 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097582 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097582 | FR_87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097582 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097582 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097582 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000097582 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120797 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120797 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120797 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120797 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120797 | FR_375558BF9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000120797 | FR_674599ED3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120797 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000120797 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120797 | FR_87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120797 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120797 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120797 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000120797 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126956 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126956 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126956 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126956 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126956 | FR_375558BF9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126956 | FR_674599ED3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126956 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126956 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126956 | FR_87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126956 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000126956 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000126956 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000126956 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097586 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097586 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097586 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000097586 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097586 | FR_375558BF9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097586 | FR_674599ED3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097586 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000097586 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097586 | FR_87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097586 | FR_666807BK7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000097586 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000097586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000100156 | FR_313313SP4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100156 | FR_313385SP2
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100156 | FR_20260BB23
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100156 | FR_13608BB60
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000100156 | FR_912797SR9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100156 | FR_BAXFPYEB7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100156 | FR_3130B5ET1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100156 | FR_313385ST4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100156 | FR_91058UB28
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100156 | FR_912797SJ7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100156 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100156 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000100156 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000100156 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100156 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000100156 | AssetCertificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000100156 | AssetAsset-Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097542 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097542 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097542 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097542 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097542 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097542 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097542 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097542 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097542 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097542 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097542 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097542 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000097542 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097544 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097544 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097544 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097544 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097544 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097544 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097544 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097544 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097544 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097544 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097544 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097544 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000097544 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253701 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253701 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253701 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253701 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253701 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253701 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253701 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253701 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253701 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253701 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253701 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253701 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253701 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000253701 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136872 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136872 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000136872 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000136872 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000136872 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136872 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136872 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000136872 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136872 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136872 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136872 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136872 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136872 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000136872 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175787 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000175787 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000175787 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175787 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175787 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175787 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175787 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175787 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175787 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175787 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000175787 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175787 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175787 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000175787 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097545 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000097545 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000097545 | Texas
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097545 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097545 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097545 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097545 | California
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097545 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097545 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097545 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097545 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097545 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000097545 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000097545 | AssetFloating Rate Notes
Holdings [Line Items]
Percent of Net Asset Value	1.80%